Post-retirement benefits - Summary of total amount recognised in other comprehensive income before tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Abstract]
Actuarial gains/(losses)	$ 201	$ (407)	$ 3,410
Impact of buy-in	0	(216)	0
Return on assets, net of interest on assets	(130)	222	(2,831)
Gains/(losses) on application of asset ceiling	12	(60)	(1)
Remeasurement gains/(loss) on pension and post-retirement healthcare plans	$ 83	$ (461)	$ 578